Income Tax (Details 3) - Deferred Tax Liabilities [Member] - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Deferred cost	$ 222	$ 37
Net deferred income tax liabilities	$ 222	$ 37